OPERATING LEASES - Schedule of operating lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 42,037
Repayments	(7,395)
Foreign exchange translation	(69)
Operating lease obligation, ending balance	34,573
Current portion	16,173	$ 16,783
Non-current portion	18,400	$ 25,254
SFL Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	18,559
Repayments	(1,328)
Foreign exchange translation	0
Operating lease obligation, ending balance	17,231
Current portion	2,752
Non-current portion	14,479
Golden Hawk Lease
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	4,747
Repayments	(1,275)
Foreign exchange translation	0
Operating lease obligation, ending balance	3,472
Current portion	3,472
Non-current portion	0
A. Schmidt and V. Bering Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	16,470
Repayments	(4,564)
Foreign exchange translation	0
Operating lease obligation, ending balance	11,906
Current portion	9,476
Non-current portion	2,430
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	2,261
Repayments	(228)
Foreign exchange translation	(69)
Operating lease obligation, ending balance	1,964
Current portion	473
Non-current portion	$ 1,491